S000045773 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	(2.75%)		1.17%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	(5.36%)		(1.88%)
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	(3.18%)		(0.28%)
Institutional Class Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%		4.40%
Institutional Class Shares | JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.84%	3.28%		3.99%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.50%	(3.44%)		0.50%
Class A | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%		4.40%
Class A | JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.84%	3.28%		3.99%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	(3.75%)	(2.65%)
Performance Inception Date			Jun. 13, 2017
Class C | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%
Performance Inception Date			Jun. 13, 2017
Class C | JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.84%	3.28%	3.75%
Performance Inception Date			Jun. 13, 2017